Income Taxes - Summary of Income Tax Expense Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax (expenses) / benefit:
U.S. Federal	$ (376)	$ (54)	$ (188)
Foreign	(15,048)	(39,580)	(20,926)
Total current income tax expense	(15,424)	(39,634)	(21,114)
Deferred income tax (expenses) / benefit:
U.S. Federal	2,229	5,958	(550)
Foreign	7,043	30,560	355
Total deferred income tax (expenses) / benefit	9,272	36,518	(195)
Income tax (expenses) / benefit	$ (6,152)	$ (3,116)	$ (21,309)